Fees Summary	Dec. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,513,000
Previously Paid Amount	0.00
Total Fee Amount	2,221.94
Total Offset Amount	0.00
Net Fee	2,221.94
Narrative - Max Aggregate Offering Price	$ 14,513,000
Final Prospectus	true